Provisions for judicial and administrative proceedings, commitments and other provisions (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provisions For Judicial And Administrative Proceedings Commitments And Other Provisions
Balance at beginning of year	R$ 908,027	R$ 724,779	R$ 683,918
Creation of provision for contingent commitments	(477,543)	183,248	40,861
Balance at end of year	R$ 430,484	R$ 908,027	R$ 724,779